Annual Fund Operating Expenses - VanEck Data Center Supply Chain ETF - VanEck Data Center Supply Chain ETF Class	Jun. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.50%	[1]

[1]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2028.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.